SHARE-BASED COMPENSATION EXPENSES (Details 2) - Performance Options 2015 [Member]	1 Months Ended	12 Months Ended
	May 14, 2015	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	1.51%
Weighted average expected volatility	53.42%
Expected life (in years)		5 years
Expected ordinary dividend yield		0.00%